Property Plant and Equipment (Details Narrative) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Non-producing properties [Member]
Statement [Line Items]
Carrying amount	$ 12.5
Right-of-use assets [Member]
Statement [Line Items]
Carrying amount	0.1	$ 0.7
Mineral interests [member]
Statement [Line Items]
Carrying amount	16.0	16.0
Plant and equipment [Member]
Statement [Line Items]
Carrying amount	$ 5.1	$ 7.0